Receivables and other assets	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Receivables and other assets
17     Receivables and other assets
Recognition and measurement
The business model for our receivables is primarily “hold to collect” (where assets are held in order to collect contractual cash flows) except those subject to our factoring programme. For our financial instruments, including receivables, held under a hold to collect business model and which have cash flows that meet the solely payments of principal and interest (‘SPPI’) criteria these are recognised at amortised cost. Where our receivables do not meet the SPPI criteria, for example our provisionally priced receivables, these are measured at fair value through profit or loss with subsequent fair value gains or losses are taken to the income statement.
A portion of our receivables participate in receivable factoring and letter of credit discounting programmes. We take advantage of these programmes to balance the impact of extended payment terms requested by our customers with our own working capital objectives or where the acceleration of cash receipts is financially beneficial compared with the cost of borrowing at the operation. We have applied our judgment when considering the business model test as defined in IFRS 9 Financial Instruments and conclude that the business model for receivables under the letter of credit discounting programme has not changed. We continue to hold these receivables at amortised cost because the sale of the letter of credit is made close to maturity of receivables and the discounting costs are immaterial. The business model for receivables subject to the global factoring programme does not meet the “hold to collect” model and therefore are classified as “held for sale”. This means the receivables are held at fair value each reporting period with the remeasurements being recorded in the income statement. Where a portion of our factored receivable is subject to recourse, that part of the receivable is not derecognised from the balance sheet and the cash received in advance is classified as a borrowing. The cash flows relating to the borrowing are shown in financing cash flows. At 31 December 2022 US$457 million (2021: US$504 million) of receivables participated in the global factoring programme and US$430 million (2021: US$418 million) participated in the letter of credit discounting programme.

	Non-current 2022 US$m	Current 2022 US$m	Total 2022 US$m	Non-current 2021 US$m	Current 2021 US$m	Total 2021 US$m
Trade receivables(a)	—	2,179	2,179	—	2,241	2,241
Other financial receivables(a)	124	462	586	135	386	521
Other receivables(b)	383	382	765	392	418	810
Prepayment of tolling charges to jointly controlled entities(c)	218	—	218	183	—	183
Pension surpluses (note 28)	824	—	824	1,070	—	1,070
Other prepayments	344	455	799	414	529	943
Total(d)	1,893	3,478	5,371	2,194	3,574	5,768
(a)At 31 December 2022, trade and other financial receivables are stated net of allowances for expected credit losses of US$59 million (2021: US$57 million). We apply the “simplified approach” to trade receivables and receivables relating to net investment in finance leases and a “general approach” to all other financial assets.
(b)At 31 December 2022, other receivables include US$329 million (2021: US$388 million) related to Energy Resources of Australia Ltd (ERA's) deposit held in a trust fund which is controlled by the Government of Australia. ERA are entitled to reimbursement from the fund once specific phases of rehabilitation relating to the Ranger Project are completed. The fund is outside of the scope of IFRS 9 “Financial Instruments”.
(c)These prepayments will be charged to Group operating costs as tolling services are rendered and product processing occurs.
(d)There is no material element of receivables and other assets that is interest-bearing or financing in nature. The fair value of current trade and other receivables and the majority of amounts classified as non-current trade and other receivables approximates to their carrying value.
Credit risks related to receivables
Our Commercial team manages customer credit risk subject to our established policy, procedures and controls. The team establishes credit limits for all of our customers. Where customers are rated by an independent credit rating agency, these ratings are used as a guide to set credit limits. Where there are no independent credit ratings available, we assess the credit quality of the customer through a credit rating model and assign appropriate credit limits. The Commercial team monitors outstanding customer receivables regularly and highlights any credit concerns to senior management. Receivables to high risk customers are often secured by letters of credit or other forms of credit enhancement.
The expected credit loss on our trade receivable portfolio is insignificant.